Subsidiaries with material non-controlling interest (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Revenues	$ 1,167,381	$ 1,274,378	$ 1,068,791
Net profit (loss)	(11,654)	64,435	(327,814)
Attributable to non-controlling interests	1,791	3,612	(4,322)
Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Revenues	332,298	322,653	230,611
Net profit (loss)	6,305	10,386	(32,782)
Attributable to non-controlling interests	2,880	4,246	(13,426)
S.M.R.L. Chaupiloma Dos de Cajamarca [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Revenues	20,385	20,739	24,339
Net profit (loss)	14,168	14,568	17,366
Attributable to non-controlling interests	5,667	5,827	6,950
Minera La Zanja S.R.L. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Revenues	96,611	165,319	178,922
Net profit (loss)	(13,519)	(12,795)	4,865
Attributable to non-controlling interests	(6,346)	(6,006)	2,342
Apu Coropuna S.R.L. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Revenues	0	0	0
Net profit (loss)	(1,369)	(1,515)	(523)
Attributable to non-controlling interests	(410)	(454)	(157)
Other minor subsidiaries [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Revenues	0	0	0
Net profit (loss)	0	386	(410)
Attributable to non-controlling interests	$ 0	$ (1)	$ (31)